Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Components	$ 41,852	$ 33,212
Work in process	15,457	12,688
Finished products (including systems at customer locations not yet sold)	17,644	18,009
Total inventories	74,953	63,909
Current assets	70,075	58,759
Long-term assets	$ 4,878	$ 5,150